Consolidated Statement of Changes in Equity - USD ($) $ in Millions		Total	Total	Common Shares	Common Stock and Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Inc. (Loss)		Noncontrolling Interests
Beginning Balance, shares at Dec. 31, 2014				201,000
Beginning Balance at Dec. 31, 2014		$ 2,492	$ 2,450		$ 870	$ 1,111	$ 469		$ 42
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings		211	205			205			6
Other comprehensive income (loss)		(277)	(277)				(277)		0
Impact of the U.S. corporate tax rate change on AOCI	[1]						0
Capital contributions from parent		24	24		24
Dividends		(110)	(110)			(110)
Other		8	1		1	0			7
Ending Balance, shares at Dec. 31, 2015				201,000
Ending Balance at Dec. 31, 2015		2,348	2,293		895	1,206	192		55
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings		240	236			236			4
Other comprehensive income (loss)		74	74				74		0
Impact of the U.S. corporate tax rate change on AOCI	[1]						0
Capital contributions from parent		45	45		45
Dividends		(140)	(140)			(140)
Other		$ 0	1		1	0	0		(1)
Ending Balance, shares at Dec. 31, 2016		201,000		201,000
Ending Balance at Dec. 31, 2016		$ 2,567	2,509		941	1,302	266		58
Increase (Decrease) in Stockholder's Equity [Roll Forward]
Net earnings		276	270			270			6
Other comprehensive income (loss)		192	192				192		0
Impact of the U.S. corporate tax rate change on AOCI		0	0			(99)	99	[1]	0
Capital contributions from parent		14	14		14
Dividends		(225)	(225)			(225)
Other		$ (16)	1		1				(17)
Ending Balance, shares at Dec. 31, 2017		201,000		201,000
Ending Balance at Dec. 31, 2017		$ 2,808	$ 2,761		$ 956	$ 1,248	$ 557		$ 47

[1]	Other represents the December 2017 reclassification of $99 million stranded in AOCI from accounting for the Tax Cuts and Jobs Act of 2017 to retained earnings (see Note A — “Accounting Policies — Income Taxes”).